PIMCO REALPATH Blend 2030 Fund Expense Example - PIMCO REALPATH Blend 2030 Fund	Jun. 30, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	405
Expense Example, with Redemption, 10 Years	906
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	663
Expense Example, with Redemption, 3 Years	903
Expense Example, with Redemption, 5 Years	1,162
Expense Example, with Redemption, 10 Years	$ 1,902